Leasing Arrangements	12 Months Ended
Dec. 31, 2016
Leasing Arrangements [Abstract]
Leasing Arrangements

NOTE 19 – LEASING ARRANGEMENTS

In September 2016, the Corporation entered into a lease for its Marion facility. The lease expires in January 2022 and provides a renewal option for four successive five-year periods under similar terms.

The following is a schedule of future minimum rental payments required under the above operating lease as of December 31, 2016:

Year ending December 31	Amount (in thousands)
2017	$32
2018	35
2019	35
2020	35
2021	35
2022	3
Total	$175